Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Cash flows from operating activities
Net loss	$ (2,847,879)	£ (2,075,534)	£ (1,109,005)	£ (2,284,466)
Adjustment to reconcile net loss to net cash provided by operating activities:
Impairment loss on inventories	64,002	46,644		86,521
Fair value loss on promissory notes			371,876	240,557
Gain on life insurance policy	(18,083)	(13,179)	(10,559)
Depreciation	197,566	143,986	136,027	140,784
Gain on disposal of subsidiary	(415,768)	(303,012)
Gain on disposal of property and equipment	(16,724)	(12,188)
Insurance expense			44,536
Provision for (reversal of) expected credit losses	339,631	247,523	(94,023)	30,836
Deferred income tax				176,923
Change in operating assets and liabilities:
Contracts receivable	428,061	311,971	(585,180)	40,975
Contract assets	353,665	257,751	(530,469)	(17,489)
Retention receivables	149,743	109,133	(134,260)	(23,097)
Prepayments and other receivables	625,757	456,052	(512,413)	(313,541)
Inventories	(58,726)	(42,799)	734,346	824,936
Contract liabilities	632,060	460,645	(51,397)	209,726
Accounts payable	(198,645)	(144,771)	282,735	(59,188)
Accruals and other payables	79,577	57,996	24,460	316,932
Net cash used in operating activities	(685,763)	(499,782)	(1,433,326)	(629,591)
Cash flow from investing activities
Purchase of property, equipment and software	(11,136)	(8,115)	(31,895)	(1,223)
Proceeds from termination of life insurance policy			166,368
Deposit for acquisition of an associate	(5,457,206)	(3,977,212)
Proceed from disposal of property and equipment	16,724	12,188
Net cash (used in) generated from investing activities	(5,451,618)	(3,973,139)	134,473	(1,223)
Cash flow from financing activities
Proceeds from initial public offering (“IPO”)	7,415,775	5,404,617
Proceeds from issuance of preferred shares			237,342
Proceeds from bank and other borrowings	14,408,672	10,501,040	2,772,251	1,945,887
Repayments of bank and other borrowings	(15,834,121)	(11,539,910)	(2,745,115)	(2,226,896)
Loan from related parties			755,000
Repayment of loan from related parties	(404,199)	(294,580)	(83,191)
Advanced from related parties	5,389,473	3,927,848	5,540,042	4,832,804
Repayments to related parties	(4,930,834)	(3,593,592)	(5,137,647)	(3,716,062)
Net cash generated from financing activities	6,044,766	4,405,423	1,338,682	835,733
Net change in cash and cash equivalents	(92,615)	(67,498)	39,829	204,919
Cash and cash equivalents at the beginning of the year	357,737	260,719	220,890	15,971
Cash and cash equivalents at the end of the year	265,122	193,221	260,719	220,890
Supplemental cash flow information
Interest paid	763,904	556,733	553,284	382,008
Income tax paid
Supplemental schedule of non-cash investing and financing activities
Initial recognition of operating lease liabilities related to right-of-use assets	241,493	176,000		359,917
Proceeds from issuance of promissory notes received by a related party on behalf of the Company, included in amounts due to related parties			190,748	332,290
Amounts due to related parties exchanged for Preferred Shares			2,273,863
8% Promissory Notes exchanged for Preferred Shares			2,597,402
Forgiveness of loans due to a director and credited to the additional paid-in capital	$ 517,603	£ 377,229